FIDELITY(REGISTERED TRADEMARK)
CONTRAFUND(REGISTERED TRADEMARK)

SEMIANNUAL REPORT
JUNE 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  28  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 32  Footnotes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

In stark contrast to the final six months of 1999, most major equity market indexes posted negative returns for the first half of 2000, due mainly to a correction in the technology sector during the second quarter. The majority of bond markets - with the notable exception of high yield - fared better, as Treasuries and non-Treasuries alike benefited as a haven from the volatility of stocks and riskier investment alternatives.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 2000     PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY(REGISTERED             -1.39%         10.46%       174.60%       585.65%
TRADEMARK)
CONTRAFUND(REGISTERED
TRADEMARK)

FIDELITY CONTRAFUND  (INCL.     -4.35%         7.15%        166.37%       565.08%
3.00% SALES CHARGE)

S&P 500 (registered trademark)  -0.42%         7.25%        190.84%       414.73%

Growth Funds Average            3.04%          19.61%       173.82%       367.85%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,476 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 2000  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CONTRAFUND          10.46%       22.39%        21.23%

FIDELITY CONTRAFUND  (INCL.  7.15%        21.65%        20.86%
3.00% SALES CHARGE)

S&P 500                      7.25%        23.80%        17.80%

Growth Funds Average         19.61%       21.69%        16.20%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Contrafund                  S&P 500
             00022                       SP001
  1990/06/30       9700.00                    10000.00
  1990/07/31       9518.59                     9968.00
  1990/08/31       8776.95                     9066.89
  1990/09/30       8408.80                     8625.34
  1990/10/31       8451.49                     8588.25
  1990/11/30       8953.03                     9143.05
  1990/12/31       9305.42                     9398.14
  1991/01/31      10211.83                     9807.90
  1991/02/28      10984.15                    10509.16
  1991/03/31      11627.75                    10763.48
  1991/04/30      11692.11                    10789.32
  1991/05/31      12437.62                    11255.41
  1991/06/30      11740.38                    10739.92
  1991/07/31      12571.70                    11240.40
  1991/08/31      13204.58                    11506.79
  1991/09/30      13242.12                    11314.63
  1991/10/31      13622.92                    11466.25
  1991/11/30      12904.23                    11004.16
  1991/12/31      14415.82                    12263.03
  1992/01/31      14826.90                    12034.94
  1992/02/29      15308.05                    12191.39
  1992/03/31      14892.60                    11953.66
  1992/04/30      15054.16                    12305.10
  1992/05/31      15215.72                    12365.39
  1992/06/30      14846.44                    12181.15
  1992/07/31      15221.49                    12679.36
  1992/08/31      14938.76                    12419.43
  1992/09/30      15192.64                    12565.98
  1992/10/31      15533.08                    12609.96
  1992/11/30      16283.19                    13039.96
  1992/12/31      16707.06                    13200.35
  1993/01/31      17236.18                    13311.24
  1993/02/28      17349.89                    13492.27
  1993/03/31      18179.00                    13776.96
  1993/04/30      18301.83                    13443.55
  1993/05/31      19026.54                    13803.84
  1993/06/30      19032.68                    13843.87
  1993/07/31      19241.49                    13788.50
  1993/08/31      20175.01                    14311.08
  1993/09/30      20218.00                    14200.89
  1993/10/31      20396.10                    14494.84
  1993/11/30      19628.41                    14357.14
  1993/12/31      20286.74                    14530.86
  1994/01/31      20924.82                    15024.91
  1994/02/28      20774.68                    14617.74
  1994/03/31      19953.24                    13980.40
  1994/04/30      20198.35                    14159.35
  1994/05/31      20085.73                    14391.57
  1994/06/30      19310.65                    14038.97
  1994/07/31      19701.50                    14499.45
  1994/08/31      20522.95                    15093.93
  1994/09/30      20251.34                    14724.13
  1994/10/31      20827.68                    15055.42
  1994/11/30      19880.37                    14507.10
  1994/12/31      20059.23                    14722.24
  1995/01/31      19734.62                    15103.99
  1995/02/28      20529.57                    15692.59
  1995/03/31      21278.15                    16155.68
  1995/04/30      22238.72                    16631.47
  1995/05/31      22775.31                    17296.23
  1995/06/30      24219.47                    17698.02
  1995/07/31      26074.35                    18284.88
  1995/08/31      26418.83                    18330.78
  1995/09/30      26902.42                    19104.34
  1995/10/31      26412.20                    19036.14
  1995/11/30      27107.78                    19871.82
  1995/12/31      27336.73                    20254.55
  1996/01/31      27955.08                    20944.02
  1996/02/29      28125.51                    21138.17
  1996/03/31      28906.14                    21341.73
  1996/04/30      29800.46                    21656.31
  1996/05/31      30050.56                    22214.82
  1996/06/30      29823.20                    22299.46
  1996/07/31      28428.67                    21314.27
  1996/08/31      29512.46                    21763.79
  1996/09/30      30725.09                    22988.66
  1996/10/31      31710.36                    23622.68
  1996/11/30      33552.04                    25408.32
  1996/12/31      33333.57                    24904.98
  1997/01/31      34630.54                    26461.05
  1997/02/28      33721.07                    26668.50
  1997/03/31      32844.67                    25572.69
  1997/04/30      33584.38                    27099.38
  1997/05/31      35602.50                    28749.19
  1997/06/30      37073.88                    30037.16
  1997/07/31      40217.64                    32427.21
  1997/08/31      38899.03                    30610.64
  1997/09/30      41496.05                    32287.18
  1997/10/31      40233.72                    31208.79
  1997/11/30      40169.40                    32653.45
  1997/12/31      40999.80                    33214.11
  1998/01/31      40885.50                    33581.45
  1998/02/28      43798.28                    36003.35
  1998/03/31      46034.87                    37847.08
  1998/04/30      46554.39                    38227.82
  1998/05/31      45568.18                    37570.69
  1998/06/30      48095.34                    39096.81
  1998/07/31      48245.03                    38680.43
  1998/08/31      41103.82                    33088.01
  1998/09/30      43595.76                    35207.63
  1998/10/31      45048.66                    38071.42
  1998/11/30      48060.12                    40378.93
  1998/12/31      53942.16                    42705.56
  1999/01/31      57066.07                    44491.51
  1999/02/28      55024.18                    43108.71
  1999/03/31      57064.95                    44833.49
  1999/04/30      58262.59                    46569.89
  1999/05/31      57055.37                    45470.38
  1999/06/30      60207.55                    47993.98
  1999/07/31      59268.60                    46495.61
  1999/08/31      57544.00                    46265.46
  1999/09/30      57400.29                    44997.32
  1999/10/31      59508.13                    47844.75
  1999/11/30      61922.56                    48817.43
  1999/12/31      67445.18                    51692.78
  2000/01/31      65096.62                    49095.74
  2000/02/29      68108.75                    48166.35
  2000/03/31      71195.70                    52878.47
  2000/04/30      66588.31                    51287.35
  2000/05/31      64031.21                    50234.94
  2000/06/30      66507.68                    51473.23
IMATRL PRASUN   SHR__CHT 20000630 20000720 120557 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Contrafund on June 30, 1990, and the current 3.00% sales charge was paid. As the chart shows, by June 30, 2000, the value of the investment would have grown to $66,508 - a 565.08% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $51,473 - a 414.73% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER MULTI-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF JUNE 30, 2000, THE SIX MONTH, ONE YEAR, FIVE YEAR AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP GROWTH FUNDS AVERAGE WERE, 6.54%, 45.82%, 225.31%, AND 476.09%, RESPECTIVELY; AND THE ONE YEAR, FIVE YEAR AND 10-YEAR AVERAGE ANNUAL TOTAL RETURNS WERE, 45.82%, 26.00%, AND 18.73%, RESPECTIVELY. THE SIX MONTH, ONE YEAR, FIVE YEAR AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP SUPERGROUP AVERAGE WERE, 2.72%, 16.67%, 153.95%, AND 338.61%, RESPECTIVELY; AND THE ONE YEAR, FIVE YEAR AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS WERE 16.67%, 19.64%, AND 15.37%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Historically, presidential election
years have been kind to investors.
The stock market - as measured
by the Dow Jones Industrial Average
- posted positive returns in every
election year but three in the past
60 years. At the outset of 2000, it
appeared that tradition would
continue, as the Dow, the Standard &
Poor's 500SM Index and the
NASDAQ Composite Index reached
record highs in the year's first
quarter. Beginning in mid-March,
however, a major correction in the
technology sector, coupled with
rampant inflation fears and several
interest-rate hikes by the Federal
Reserve Board, sparked a dramatic
decline in the equity markets, leaving
all of the aforementioned indexes
with negative returns by mid-year.
For the six months ending June 30,
2000, the Dow was down 8.42%,
the S&P 500(registered trademark) declined 0.42% and the tech-heavy NASDAQ index - which in 1999 set a record for the best one-year return of any major
U.S. market index - had a negative
2.44% return. Whether the equity
markets can rally during the second
half of the year remains to be seen,
but early indicators looked
promising. Technology took off
again in the final month of the
period, with the NASDAQ posting a
16.64% return in June. Also,
economic indicators suggested the
economy was finally slowing,
leaving many investors hopeful that
the Fed's series of rate hikes had
come to an end.

(photograph of Will Danoff)

An interview with
Will Danoff, Portfolio Manager
of Fidelity Contrafund

Q. HOW DID THE FUND PERFORM, WILL?

A. Performance was disappointing. For the six months that ended June 30, 2000, the fund returned -1.39%. This trailed both the Standard & Poor's 500 Index, which returned -0.42% during the period, and the growth funds average, which returned 3.04% according to Lipper Inc. For the 12 months that ended June 30, 2000, the fund returned 10.46%, while the S&P 500 and Lipper group returned 7.25% and 19.61%, respectively.

Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE DURING THE SIX-MONTH
PERIOD?

A. The biggest drag on performance was the fund's low weighting in health stocks relative to the S&P 500. I kept the fund's exposure to the group at around half that of the index because the growth rates for health stocks were slowing. Health stocks rebounded during the period - returning around 25% - and the fund's low weighting in the group ultimately hurt. Technology stocks, which accounted for around one-third of the S&P 500 at the end of the period, also played a key role. At the beginning of the period, I was concerned about high valuations and excessive speculation throughout the sector. As a result, I kept the fund underweighted relative to the index, and my decision to do so hurt performance as technology stocks rebounded late in the period. Finally, many of the fund's media and leisure investments contributed positively.

Q. WHAT TRIGGERED THE REBOUND IN THE HEALTH SECTOR AND HOW DID YOU
REACT?

A. Stable growth, important news from the biotechnology industry, continued consolidation and excitement over new products helped the group perform well. Health stocks are considered to be stable growers and, with increased concern over slowing corporate earnings growth, many investors sought safety in this area. Also, the announcement that scientists had de-coded the DNA sequencing of the human genome - or genetic code - gave biotechnology stocks a huge lift. The Pfizer/Warner-Lambert merger continued a five-year consolidation trend among drug companies and produced strong results. In addition, several new drugs - including Schering-Plough's Ezetimide, which works to lower cholesterol levels - offered strong potential. By the end of the period, I had increased the fund's stakes in Pfizer, Eli Lilly and Schering-Plough, all of which had excellent product sales and promising drug pipelines.

Q. WHAT WAS YOUR STRATEGY IN TERMS OF THE FUND'S TECHNOLOGY
INVESTMENTS?

A. I firmly believe that the Internet will be a major growth engine of the world economy for years to come. Fortunately, because of my concerns over high valuations for many dot-com stocks, the fund's exposure to the technology meltdown we witnessed in April and May was fairly small. Dot-com stocks had been a major driver behind the market since mid-1998, but many of them were selling at valuations that drastically exceeded their potential earnings growth rates. When Internet stocks declined, the whole sector followed suit. At that time, I upgraded the fund's technology holdings by adding to its positions in leading technology names such as Cisco Systems and Nortel Networks, as well as emerging-but-profitable leaders such as Brocade Communications and Broadcom. These companies were well-positioned to benefit from the continued buildout of the Internet infrastructure, and performed particularly well when tech stocks rebounded in June. The fund's investments in semiconductor names such as Micron Technology and Texas Instruments also performed well. Despite correctly anticipating the ups and downs of the technology sector during the period, a higher overall weighting in technology stocks would have benefited performance.

Q. THE FUND'S EMPHASIS ON MEDIA AND LEISURE STOCKS HELPED PERFORMANCE. CAN YOU ELABORATE?

A. I viewed media stocks as beneficiaries of the Internet tidal wave, because I felt the Internet would serve as a significant outlet for media companies' content. Unlike many of the new dot-com companies, these traditional media companies were producing positive earnings and cash flow. By investing in these stocks, the fund participated in the Internet investment theme, but with its risk limited by the real earnings and cash flow from these companies. This strategy proved wise, as the fund's investments in Time Warner and Viacom were particularly lucrative during the period. Consolidation also was prevalent throughout the media group, as America Online announced its intent to acquire Time Warner in January, and the Viacom/CBS merger produced better-than-expected results.

Q. DESPITE SEVERAL INTEREST-RATE INCREASES DURING THE PERIOD, YOU
ADDED TO THE FUND'S FINANCE-RELATED POSITIONS. WHY?

A. I felt that the six interest-rate hikes by the Federal Reserve Board over the past year would slow the economy and keep inflation at bay. Finance stocks typically perform well when inflation concerns are tame. I added to the fund's positions in high-grade, non-bank finance stocks that were producing above-average earnings growth and gaining market share. These included stocks such as Citigroup, American International Group and Berkshire Hathaway. Each of these companies benefited from shrewd acquisitions and an upswing in the commercial property casualty insurance market, where prices increased for the first time in 14 years.

Q. THE FUND HAD AROUND 16% OF ITS INVESTMENTS IN FOREIGN STOCKS AT THE END OF THE PERIOD. WHERE DID YOU FIND OPPORTUNITIES?

A. In many industries, some of the leading players are foreign companies with good growth prospects, low costs and superior technology. Nokia is a good example. The fund has owned a stake in the Finnish cell phone manufacturer for seven years, and the company has consistently executed better than its competitors in Asia, Europe and the U.S. Another example was the fund's position in U.K.-based BP Amoco, a leading integrated energy company. Generally, I choose foreign stocks based on individual analysis rather than a top-down assessment of which markets are performing well.

Q. WHICH STOCKS WERE DISAPPOINTING?

A. McDonald's was a disappointment. I was initially attracted to the stock as a turnaround story, but the company's sales during the period were weaker than I had hoped. Rising interest rates hurt the stock of Home Depot, but the company continued to execute well and remained a core holding. Microsoft performed poorly during the period, as the ongoing federal government antitrust suit against the company and slowing revenue growth hurt its stock.

Q. WHAT'S YOUR OUTLOOK?

A. The market remains extremely expensive. Price-to-earnings (P/E) ratios - which tell investors how much they're paying for a company's earnings power - have risen dramatically during the period and currently stand at almost twice their 75-year average. Corporate earnings thus far in 2000 have been very good - S&P earnings for the first quarter of 2000 were up 29% - but they may slow considering the number of Fed rate hikes we've seen over the past year. Inflation is rising, but it's under control. Against this uncertain backdrop, I'll try to concentrate on finding high-quality companies that are gaining market share, have sustainable competitive advantages and are in growing markets.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to increase the value of
the fund's shares over the
long term by investing in
companies whose value is
not fully recognized by the
public

FUND NUMBER: 022

TRADING SYMBOL: FCNTX

START DATE: May 17, 1967

SIZE: as of June 30, 2000,
more than $44.3 billion

MANAGER: Will Danoff,
since 1990; manager, VIP II:
Contrafund, since 1995;
Fidelity Select Retailing
Portfolio, 1986-1989;
joined Fidelity in 1986

WILL DANOFF TALKS ABOUT
TECHNOLOGY AND THE NEXT
WAVE OF THE INTERNET:

"In hindsight, I was much too
cautious on the technology sector
during the period. While the
first-generation Internet companies
suffered during the downturn, the
Internet remains an extremely
powerful trend that will continue to
influence both businesses and
consumers for years to come.

"Nortel Networks, for example,
estimates that the demand for
bandwidth - driven by business and
consumer usage of the Internet -
will grow by more than 100-fold over
the next five years! This demand
could produce strong earnings growth
opportunities for well-positioned
networking companies. Data storage
companies could also benefit, and the
Internet is stimulating robust demand
for servers and semiconductors.

"The other mega-trend in technology
is wireless. Global wireless subscribers continue to grow by 35% to 40% annually, and this could increase as more people begin to use their cell phones to access the Internet. This trend could mean good things for companies that manufacture cellular phones, as well as companies that make semiconductors for the phones.

"Thus, while the technology sector is
both pricey and volatile, I'm
attempting to build positions in
companies that are gaining market
share and are at the forefront of
these trends."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF JUNE 30,
2000

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

Cisco Systems, Inc.               4.2                     2.5

Viacom, Inc. Class B (non-vtg.)   4.2                     3.1

McDonald's Corp.                  2.9                     3.6

BP Amoco PLC sponsored ADR        1.9                     1.6

Exxon Mobil Corp.                 1.8                     1.8

Citigroup, Inc.                   1.7                     0.7

American International Group,     1.5                     0.8
Inc.

Pfizer, Inc.                      1.5                     0.5

Vodafone AirTouch PLC             1.3                     2.0
sponsored ADR

CVS Corp.                         1.3                     1.5

                                  22.3                    18.1

TOP FIVE MARKET SECTORS AS OF
JUNE 30, 2000

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

Technology                        24.2                    24.6

Media & Leisure                   13.0                    15.7

Finance                           12.1                    9.5

Utilities                         9.7                     14.0

Energy                            7.2                     5.0



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF JUNE 30, 2000 *                                       AS OF DECEMBER 31, 1999 **

Stocks                          90.5%                       Stocks                                  94.8%

Bonds                            2.5%                       Bonds                                    2.4%

Short-Term Investments and                                  Short-Term Investments and
Net Other Assets                 7.0%                       Net Other Assets                         2.8%

* FOREIGN INVESTMENTS           15.8%                       ** FOREIGN INVESTMENTS                  17.0%

Row: 1, Col: 1, Value: 90.5                                 Row: 1, Col: 1, Value: 94.8
Row: 1, Col: 2, Value: 0.0                                  Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                  Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 2.5                                  Row: 1, Col: 4, Value: 2.4
Row: 1, Col: 5, Value: 0.0                                  Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                  Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                  Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 7.0                                  Row: 1, Col: 8, Value: 2.8







INVESTMENTS JUNE 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets



COMMON STOCKS - 90.5%

                                 SHARES                    VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.2%

AEROSPACE & DEFENSE - 0.1%

Boeing Co.                        96,620                   $ 4,040

Bombardier, Inc. Class B          1,062,100                 28,839
(non-vtg.)

Northrop Grumman Corp.            81,400                    5,393

United Technologies Corp.         94,100                    5,540

                                                            43,812

SHIP BUILDING & REPAIR - 0.1%

General Dynamics Corp.            802,100                   41,910

TOTAL AEROSPACE & DEFENSE                                   85,722

BASIC INDUSTRIES - 0.8%

CHEMICALS & PLASTICS - 0.6%

Avery Dennison Corp.              1,432,700                 96,170

Pharmacia Corp.                   1,626,500                 84,070

Sealed Air Corp. (a)              183,100                   9,590

Spartech Corp.                    749,400                   20,234

Valspar Corp.                     1,740,600                 58,745

                                                            268,809

METALS & MINING - 0.2%

Alcoa, Inc.                       1,084,000                 31,436

Broken Hill Proprietary Co.       4,337,426                 51,129
Ltd.

                                                            82,565

PAPER & FOREST PRODUCTS - 0.0%

Bowater, Inc.                     28,500                    1,258

TOTAL BASIC INDUSTRIES                                      352,632

CONSTRUCTION & REAL ESTATE -
0.5%

BUILDING MATERIALS - 0.1%

Fastenal Co.                      437,500                   22,148

Fortune Brands, Inc.              1,019,200                 23,505

                                                            45,653

CONSTRUCTION - 0.1%

Jacobs Engineering Group,         1,251,200                 40,899
Inc. (a)

ENGINEERING - 0.0%

360networks, Inc. (sub. vtg.)     957,300                   14,678

Tetra Tech, Inc. (a)              40,900                    936

                                                            15,614

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE - 0.0%

Grand Palais Management Co.       398,400                  $ 0
LP (e)

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

Equity Office Properties Trust    1,931,800                 53,245

Equity Residential Properties     495,900                   22,811
Trust (SBI)

Pinnacle Holdings, Inc. (a)       436,500                   23,571

Spieker Properties, Inc.          200,800                   9,237

                                                            108,864

TOTAL CONSTRUCTION & REAL                                   211,030
ESTATE

DURABLES - 3.0%

AUTOS, TIRES, & ACCESSORIES -
1.8%

Danaher Corp.                     3,713,820                 183,602

Gentex Corp. (a)                  743,800                   18,688

Goodyear Tire & Rubber Co.        98,800                    1,976

Lear Corp. (a)                    821,800                   16,436

Midas, Inc. (c)                   1,305,300                 26,106

SPX Corp. (c)                     3,118,147                 377,101

Toyota Motor Corp.                1,314,000                 59,862

TRW, Inc.                         2,661,700                 115,451

                                                            799,222

CONSUMER DURABLES - 0.0%

Boyds Collection, Ltd. (a)        1,774,800                 15,086

CONSUMER ELECTRONICS - 1.1%

General Motors Corp. Class H      1,028,100                 90,216
(a)

Harman International              1,717,400                 104,761
Industries, Inc. (c)

Pioneer Corp.                     1,745,000                 67,976

Sony Corp.                        2,204,900                 207,950

                                                            470,903

HOME FURNISHINGS - 0.0%

Herman Miller, Inc.               374,100                   9,680

The Bombay Company, Inc.          1,899,100                 5,579
(a)(c)

                                                            15,259

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

TEXTILES & APPAREL - 0.1%

Timberland Co. Class A (a)        33,700                   $ 2,386

Warnaco Group, Inc. Class A       2,480,500                 19,224

                                                            21,610

TOTAL DURABLES                                              1,322,080

ENERGY - 7.2%

ENERGY SERVICES - 0.5%

Baker Hughes, Inc.                1,924,600                 61,587

ENSCO International, Inc.         467,200                   16,732

Global Marine, Inc.               516,000                   14,545

Hanover Compressor Co. (a)        987,700                   37,533

Schlumberger Ltd. (NY Shares)     1,284,300                 95,841

                                                            226,238

OIL & GAS - 6.7%

Alberta Energy Co. Ltd.           4,615,200                 186,416

Apache Corp.                      1,752,400                 103,063

BP Amoco PLC sponsored ADR        15,062,666                851,982

Canada Occidental Petroleum       2,439,200                 66,149
Ltd.

Canadian Natural Resources        742,870                   21,576
Ltd. (a)

Chevron Corp.                     1,759,600                 149,236

Cooper Cameron Corp. (a)          99,800                    6,587

Devon Energy Corp.                161,100                   9,052

EOG Resources, Inc.               1,819,700                 60,960

Exxon Mobil Corp.                 10,031,582                787,479

Newfield Exploration Co. (a)      750,000                   29,344

Royal Dutch Petroleum Co. (NY     2,530,200                 155,765
Shares)

Santa Fe Snyder Corp. (a)         1,127,700                 12,828

Suncor Energy, Inc.               6,424,220                 148,401

Talisman Energy, Inc. (a)         813,700                   26,958

Tosco Corp.                       2,803,700                 79,380

TotalFinaElf SA sponsored ADR     2,429,965                 186,652

Vastar Resources, Inc.            1,124,800                 92,374

                                                            2,974,202

TOTAL ENERGY                                                3,200,440

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

FINANCE - 12.1%

BANKS - 1.6%

Bank of New York Co., Inc.        2,134,600                $ 99,259

Bank One Corp.                    6,786,400                 180,264

Commerce Bancorp, Inc.            140,800                   6,477

Fifth Third Bancorp               1,080,800                 68,361

Firstar Corp.                     3,429,600                 72,236

M&T Bank Corp.                    143,130                   64,409

Mellon Financial Corp.            610,800                   22,256

Northern Trust Corp.              1,081,400                 70,359

PNC Financial Services Group,     327,200                   15,338
Inc.

Royal Bank of Scotland Group      3,034,500                 50,913
PLC

Wells Fargo & Co.                 1,015,350                 39,345

                                                            689,217

CREDIT & OTHER FINANCE - 3.0%

American Express Co.              4,200,300                 218,941

Associates First Capital          11,865,972                264,760
Corp. Class A

Citigroup, Inc.                   12,257,200                738,496

Concord EFS, Inc. (a)             630,500                   16,393

Household International, Inc.     2,528,110                 105,075

MBNA Corp.                        401,000                   10,877

                                                            1,354,542

FEDERAL SPONSORED CREDIT - 0.8%

Fannie Mae                        6,860,670                 358,041

Freddie Mac                       284,330                   11,515

                                                            369,556

INSURANCE - 4.5%

Ace Ltd.                          754,800                   21,134

AFLAC, Inc.                       910,900                   41,844

American International Group,     5,831,637                 685,217
Inc.

Berkshire Hathaway, Inc.          7,250                     390,050
Class A (a)

Canada Life Financial Corp.       913,500                   18,572

CIGNA Corp.                       824,100                   77,053

Everest Re Group Ltd.             361,400                   11,881

Hartford Financial Services       1,572,200                 87,945
Group, Inc.

John Hancock Financial            163,400                   3,871
Services, Inc.

Marsh & McLennan Companies,       763,225                   79,709
Inc.

MetLife, Inc.                     14,895,300                313,732

Mutual Risk Management Ltd.       119,700                   2,072

PartnerRe Ltd.                    651,500                   23,088

PMI Group, Inc.                   417,500                   19,831

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

INSURANCE - CONTINUED

RenaissanceRe Holdings Ltd.       642,200                  $ 27,976

The Chubb Corp.                   1,166,000                 71,709

The St. Paul Companies, Inc.      652,000                   22,250

XL Capital Ltd. Class A           2,071,100                 112,098

                                                            2,010,032

SAVINGS & LOANS - 0.6%

Golden West Financial Corp.       5,864,600                 239,349

TCF Financial Corp.               243,400                   6,252

                                                            245,601

SECURITIES INDUSTRY - 1.6%

AXA Financial, Inc.               90,900                    3,091

Daiwa Securities Group, Inc.      22,333,000                294,909

Morgan Stanley Dean Witter &      551,000                   45,871
Co.

Nikko Securities Co. Ltd.         16,113,000                159,580

Nomura Securities Co. Ltd.        8,824,000                 215,981

                                                            719,432

TOTAL FINANCE                                               5,388,380

HEALTH - 7.1%

DRUGS & PHARMACEUTICALS - 5.0%

Accredo Health, Inc. (a)          28,500                    985

Allergan, Inc.                    324,600                   24,183

ALZA Corp. (a)                    81,300                    4,807

Amgen, Inc.                       354,000                   24,869

Cephalon, Inc. (a)                180,600                   10,813

COR Therapeutics, Inc. (a)        81,400                    6,944

Elan Corp. PLC sponsored ADR      2,238,000                 108,403
(a)

Eli Lilly & Co.                   4,157,200                 415,200

Forest Laboratories, Inc. (a)     328,300                   33,158

Genentech, Inc.                   1,488,820                 256,077

Gilead Sciences, Inc. (a)         162,800                   11,579

Immunex Corp. (a)                 6,783,700                 335,369

Medimmune, Inc. (a)               325,300                   24,072

Pfizer, Inc.                      13,759,725                660,467

Schering-Plough Corp.             6,238,900                 315,064

                                                            2,231,990

MEDICAL EQUIPMENT & SUPPLIES
- 1.5%

Boston Scientific Corp. (a)       578,700                   12,695

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

Cardinal Health, Inc.             934,400                  $ 69,146

DENTSPLY International, Inc.      395,300                   12,180

Edwards Lifesciences Corp. (a)    20,400                    377

Guidant Corp. (a)                 164,562                   8,146

Medtronic, Inc.                   4,131,100                 205,780

Millipore Corp.                   561,100                   42,293

MiniMed, Inc. (a)                 422,200                   49,820

Novoste Corp. (a)(c)              235,900                   14,390

Novoste Corp. (a)(d)(c)           760,500                   46,391

ORATEC Interventions, Inc.        295,900                   9,876

Patterson Dental Co. (a)(c)       2,045,400                 104,315

Priority Healthcare Corp. (a)     31,100                    2,311

Smith & Nephew PLC                7,141,740                 26,435

Varian Medical Systems, Inc.      1,855,200                 72,585
(a)(c)

                                                            676,740

MEDICAL FACILITIES MANAGEMENT
- 0.6%

Chronimed, Inc.                   8,900                     66

HCA - The Healthcare Co.          1,005,040                 30,528

Health Management Associates,     520,200                   6,795
Inc. Class A (a)

Oxford Health Plans, Inc. (a)     898,400                   21,393

UnitedHealth Group, Inc.          2,139,900                 183,496

Universal Health Services,        177,900                   11,652
Inc. Class B (a)

                                                            253,930

TOTAL HEALTH                                                3,162,660

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.5%

ELECTRICAL EQUIPMENT - 1.3%

Alcatel SA sponsored ADR          2,738,000                 182,077

Allen Telecom, Inc. (a)(c)        2,273,000                 40,204

American Power Conversion         73,300                    2,992
Corp. (a)

General Electric Co.              1,649,200                 87,408

Hutchison Whampoa Ltd.            4,851,100                 60,984

Koninklijke Philips               1,825,600                 86,716
Electronics NV (NY Shares)

Littelfuse, Inc. (a)              16,300                    799

Loral Space & Communications      3,745,567                 25,985
Ltd. (a)

Pinnacle Systems (a)              1,893,500                 42,574

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

ELECTRICAL EQUIPMENT -
CONTINUED

Rayovac Corp. (a)(c)              2,553,100                $ 57,126

Roper Industries, Inc.            535,300                   13,717

                                                            600,582

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

Mettler-Toledo International,     679,800                   27,192
Inc. (a)

MSC Industrial Direct, Inc.       253,300                   5,303
(a)

Sandvik AB                        273,900                   5,765

                                                            38,260

POLLUTION CONTROL - 0.1%

Waste Management, Inc.            1,684,500                 32,006

TOTAL INDUSTRIAL MACHINERY &                                670,848
EQUIPMENT

MEDIA & LEISURE - 13.0%

BROADCASTING - 3.3%

American Tower Corp. Class A      11,004,500                458,750
(a)(c)

AT&T Corp. - Liberty Media        6,514,984                 157,988
Group Class A (a)

Carlton Communications PLC        7,014,034                 90,442

Clear Channel Communications,     652,100                   48,908
Inc. (a)

Cox Radio, Inc. Class A (a)       833,500                   23,338

Grupo Televisa SA de CV           660,800                   45,554
sponsored GDR (a)

Infinity Broadcasting Corp.       12,486,401                454,973
Class A (a)

Time Warner, Inc.                 1,766,677                 134,267

Westwood One, Inc.                1,157,600                 39,503

                                                            1,453,723

ENTERTAINMENT - 5.5%

Fox Entertainment Group, Inc.     2,302,400                 69,935
Class A (a)

MGM Grand, Inc.                   1,366,100                 43,886

Park Place Entertainment          3,973,900                 48,432
Corp. (a)

Premier Parks, Inc. (a)           2,620,200                 59,610

Viacom, Inc.:

Class A (a)                       2,062,900                 141,051

Class B (non-vtg.) (a)            27,070,304                1,845,856

Walt Disney Co.                   5,810,380                 225,515

                                                            2,434,285

LEISURE DURABLES & TOYS - 0.4%

Callaway Golf Co.                 2,705,000                 44,125

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

LEISURE DURABLES & TOYS -
CONTINUED

Harley-Davidson, Inc.             3,422,720                $ 131,775

Mattel, Inc.                      2,618,300                 34,529

                                                            210,429

LODGING & GAMING - 0.3%

Aztar Corp. (a)                   250,600                   3,884

Starwood Hotels & Resorts         3,999,700                 130,240
Worldwide, Inc. unit

                                                            134,124

PUBLISHING - 0.5%

Harte Hanks Communications,       84,150                    2,104
Inc.

McGraw-Hill Companies, Inc.       1,232,500                 66,555

PRIMEDIA, Inc. (a)                1,195,200                 27,191

Reader's Digest Association,      2,884,460                 114,657
Inc. Class A (non-vtg.)

United News & Media PLC           409,100                   5,896

                                                            216,403

RESTAURANTS - 3.0%

CEC Entertainment, Inc. (a)       851,400                   21,817

McDonald's Corp.                  39,652,400                1,306,051

Outback Steakhouse, Inc. (a)      210,050                   6,144

Pizzaexpress PLC                  94,300                    903

                                                            1,334,915

TOTAL MEDIA & LEISURE                                       5,783,879

NONDURABLES - 3.0%

FOODS - 1.9%

Booker PLC (a)                    9,518,454                 20,901

Earthgrains Co. (c)               3,618,100                 70,327

General Mills, Inc.               1,168,200                 44,684

Keebler Foods Co.                 3,789,200                 140,674

Nestle SA (Reg.)                  37,100                    74,168

PepsiCo, Inc.                     2,396,300                 106,486

Quaker Oats Co.                   3,681,800                 276,595

Sysco Corp.                       1,698,400                 71,545

Wm. Wrigley Jr. Co.               354,000                   28,386

                                                            833,766

HOUSEHOLD PRODUCTS - 1.1%

Avon Products, Inc.               4,910,700                 218,526

Colgate-Palmolive Co.             4,034,200                 241,548

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

HOUSEHOLD PRODUCTS - CONTINUED

Estee Lauder Companies, Inc.      801,600                  $ 39,629

Yankee Candle Co., Inc.           278,100                   6,014

                                                            505,717

TOTAL NONDURABLES                                           1,339,483

PRECIOUS METALS - 0.9%

Barrick Gold Corp.                9,362,960                 169,172

Franco Nevada Mining Corp.        6,521,943                 75,329
Ltd.

Gold Fields Ltd.                  4,067,400                 15,958

Newmont Mining Corp.              3,408,300                 73,704

Placer Dome, Inc.                 7,316,285                 68,691

                                                            402,854

RETAIL & WHOLESALE - 4.8%

APPAREL STORES - 0.8%

Charming Shoppes, Inc. (a)(c)     10,620,500                54,098

Claire's Stores, Inc.             1,347,200                 25,934

Talbots, Inc.                     1,484,400                 81,549

The Limited, Inc.                 3,375,400                 72,993

TJX Companies, Inc.               7,589,900                 142,311

Venator Group, Inc. (a)           10,200                    105

                                                            376,990

DRUG STORES - 1.7%

CVS Corp.                         14,258,266                570,331

Rite Aid Corp.                    764,200                   5,015

Walgreen Co.                      4,896,200                 157,596

                                                            732,942

GENERAL MERCHANDISE STORES -
0.5%

Costco Wholesale Corp. (a)        1,842,900                 60,816

Dollar Tree Stores, Inc. (a)      753,350                   29,804

JCPenney Co., Inc.                2,848,000                 52,510

Kohls Corp. (a)                   1,004,700                 55,886

Michaels Stores, Inc. (a)         325,700                   14,921

Stein Mart, Inc. (a)              1,057,300                 10,837

Tuesday Morning Corp. (a)         1,080,500                 11,345

                                                            236,119

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

GROCERY STORES - 0.2%

Fleming Companies, Inc. (c)       2,416,431                $ 31,565

Iceland Group PLC                 2,061,333                 8,717

Krispy Kreme Doughnuts, Inc.      29,500                    2,168

Safeway PLC                       6,959,886                 27,134

                                                            69,584

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.6%

Bed Bath & Beyond, Inc. (a)       3,686,900                 133,650

Best Buy Co., Inc. (a)            1,646,900                 104,166

Good Guys, Inc. (a)               139,000                   504

Guitar Center, Inc. (a)           85,800                    901

Home Depot, Inc.                  7,197,350                 359,418

Staples, Inc. (a)                 6,116,650                 94,043

                                                            692,682

TOTAL RETAIL & WHOLESALE                                    2,108,317

SERVICES - 1.0%

ADVERTISING - 0.5%

Getty Images, Inc. (a)            207,500                   7,690

Interpublic Group of              262,800                   11,300
Companies, Inc.

Omnicom Group, Inc.               846,660                   75,406

TMP Worldwide, Inc. (a)           35,900                    2,650

Young & Rubicam, Inc.             2,208,100                 126,276

                                                            223,322

EDUCATIONAL SERVICES - 0.0%

Apollo Group, Inc. Class A (a)    314,100                   8,795

PRINTING - 0.1%

Reynolds & Reynolds Co. Class     592,100                   10,806
A

Valassis Communications, Inc.     143,100                   5,456
(a)

                                                            16,262

SERVICES - 0.4%

Gartner Group, Inc. Class B       190,862                   1,885
(a)

Learning Tree International,      12,200                    747
Inc. (a)

NOVA Corp. (a)                    1,361,800                 38,045

Robert Half International,        578,200                   16,479
Inc. (a)

Storagenetworks, Inc.             23,600                    2,130

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

SERVICES - CONTINUED

True North Communications         256,900                  $ 11,304

Viad Corp.                        4,168,000                 113,578

                                                            184,168

TOTAL SERVICES                                              432,547

TECHNOLOGY - 24.2%

COMMUNICATIONS EQUIPMENT - 7.4%

ADC Telecommunications, Inc.      2,662,100                 223,284
(a)

Advanced Fibre                    107,600                   4,876
Communications, Inc. (a)

Andrew Corp. (a)                  489,000                   16,412

Centillium Communications,        62,700                    4,326
Inc. (a)

Ciena Corp. (a)                   163,000                   27,170

Cisco Systems, Inc. (a)           29,576,562                1,879,957

Comverse Technology, Inc. (a)     180,800                   16,814

Corning, Inc.                     1,188,300                 320,692

Jabil Circuit, Inc. (a)           323,700                   16,064

NEC Corp.                         904,000                   28,394

Nokia AB sponsored ADR            4,724,600                 235,935

Nortel Networks Corp.             5,947,880                 412,595

Plantronics, Inc. (a)             246,600                   28,482

Tellabs, Inc. (a)                 1,031,400                 70,586

                                                            3,285,587

COMPUTER SERVICES & SOFTWARE
- 5.1%

Adobe Systems, Inc.               4,377,800                 569,114

Amdocs Ltd. (a)                   807,000                   61,937

Art Technology Group, Inc.        68,200                    6,884

Automatic Data Processing,        6,446,800                 345,307
Inc.

BEA Systems, Inc. (a)             70,300                    3,475

Black Box Corp. (a)               885,500                   70,107

BroadVision, Inc. (a)             775,900                   39,425

Ceridian Corp. (a)                478,000                   11,502

Computer Sciences Corp. (a)       908,800                   67,876

DST Systems, Inc. (a)             588,700                   44,815

E.piphany, Inc.                   162,800                   17,450

Electronic Data Systems Corp.     2,331,400                 96,170

Exodus Communications, Inc.       472,100                   21,746
(a)

Extensity, Inc.                   21,700                    743

Fiserv, Inc. (a)                  438,300                   18,956

Foundry Networks, Inc.            394,800                   43,428

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Go2Net, Inc. (a)                  651,900                  $ 32,799

Infonet Services Corp. Class B    1,609,490                 19,213

Macromedia, Inc. (a)              916,600                   88,624

Mentor Graphics Corp. (a)         1,006,500                 20,004

Micromuse, Inc. (a)               183,000                   30,284

Microsoft Corp. (a)               277,830                   22,226

National Computer Systems,        602,000                   29,649
Inc.

National Instrument Corp. (a)     128,300                   5,597

Nuance Communications, Inc.       190,300                   15,854

Oracle Corp. (a)                  1,301,100                 109,374

Paychex, Inc.                     276,900                   11,630

Polycom, Inc. (a)                 552,660                   52,002

Rational Software Corp. (a)       1,824,400                 169,555

SEI Investments Co.               203,400                   8,098

Siebel Systems, Inc. (a)          327,300                   53,534

Software.com, Inc.                211,600                   27,482

The Bisys Group (a)               258,700                   15,910

Unisys Corp. (a)                  7,947,541                 115,736

VeriSign, Inc. (a)                63,500                    11,208

Vignette Corp. (a)                72,700                    3,782

webMethods, Inc.                  57,600                    9,054

                                                            2,270,550

COMPUTERS & OFFICE EQUIPMENT
- 4.2%

Apple Computer, Inc. (a)          879,700                   46,074

Brocade Communications            2,243,500                 411,647
Systems, Inc. (a)

Canon, Inc.                       1,749,000                 88,106

CDW Computer Centers, Inc. (a)    265,700                   16,606

Copper Mountain Networks,         288,800                   25,451
Inc.

Dell Computer Corp. (a)           1,886,100                 93,008

Diebold, Inc.                     1,490,000                 41,534

EMC Corp. (a)                     1,077,000                 82,862

Extreme Networks, Inc. (a)        97,700                    10,307

Handspring, Inc.                  55,300                    1,493

Hewlett-Packard Co.               3,213,200                 401,248

Insight Enterprises, Inc. (a)     474,300                   28,132

Juniper Networks, Inc.            345,400                   50,277

Network Appliance, Inc. (a)       152,400                   12,268

Oak Technology, Inc. (a)          714,100                   15,398

Palm, Inc.                        1,381,100                 46,094

RSA Security, Inc. (a)            367,200                   25,429

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

Sun Microsystems, Inc. (a)        3,671,600                $ 333,886

Symbol Technologies, Inc.         2,310,987                 124,793

                                                            1,854,613

ELECTRONIC INSTRUMENTS - 2.0%

Agilent Technologies, Inc.        4,359,180                 321,490

LAM Research Corp. (a)            700                       26

Lernout & Hauspie Speech          575,400                   25,354
Products NV (a)

Novellus Systems, Inc. (a)        1,208,300                 68,344

PerkinElmer, Inc.                 220,500                   14,581

Tektronix, Inc.                   357,500                   26,455

Teradyne, Inc. (a)                646,000                   47,481

Thermo Electron Corp. (a)         5,259,768                 110,784

Waters Corp. (a)                  2,265,200                 282,725

                                                            897,240

ELECTRONICS - 5.5%

Altera Corp. (a)                  658,600                   67,136

Amphenol Corp. Class A (a)        272,300                   18,023

Analog Devices, Inc. (a)          967,600                   73,538

Arrow Electronics, Inc. (a)       233,200                   7,229

Broadcom Corp. Class A (a)        412,800                   90,377

Conexant Systems, Inc. (a)        299,400                   14,558

Fairchild Semiconductor           280,100                   11,344
International, Inc. Class A

Flextronics International         776,000                   53,302
Ltd. (a)

Infineon Technologies AG          2,448,700                 194,059
sponsored ADR (a)

Intel Corp.                       114,400                   15,294

Intersil Holding Corp. Class A    609,300                   32,940

JDS Uniphase Corp. (a)            224,100                   26,864

Kyocera Corp.                     1,001,700                 172,105

Linear Technology Corp.           1,497,900                 95,772

LSI Logic Corp. (a)               656,200                   35,517

Merix Corp. (a)                   90,700                    4,263

Micron Technology, Inc. (a)       6,344,700                 558,730

Molex, Inc. Class A               629,300                   22,026

National Semiconductor Corp.      203,900                   11,571
(a)

NVIDIA Corp. (a)                  1,212,800                 77,089

Power-One, Inc. (a)               199,300                   22,708

Sanmina Corp. (a)                 563,000                   48,137

STMicroelectronics NV (NY         1,030,400                 66,139
Shares)

TDK Corp.                         288,000                   41,399

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Texas Instruments, Inc.           6,370,900                $ 437,601

Vitesse Semiconductor Corp.       1,238,200                 91,085
(a)

Xilinx, Inc. (a)                  920,100                   75,966

Zoran Corp. (a)(c)                714,500                   47,112

                                                            2,411,884

TOTAL TECHNOLOGY                                            10,719,874

TRANSPORTATION - 1.5%

AIR TRANSPORTATION - 0.5%

Continental Airlines, Inc.        1,664,500                 78,232
Class B (a)

Ryanair Holdings PLC              1,661,900                 60,659
sponsored ADR (a)

Southwest Airlines Co.            5,449,487                 103,200

                                                            242,091

RAILROADS - 0.1%

Canadian Pacific Ltd.             1,056,100                 27,392

TRUCKING & FREIGHT - 0.9%

C.H. Robinson Worldwide, Inc.     1,803,200                 89,258

Expeditors International of       987,800                   46,921
Washington, Inc.

Forward Air Corp. (a)             76,300                    3,052

Ocean Group PLC(OLD)              7,673,024                 126,876

Swift Transportation Co.,         5,233,000                 73,262
Inc. (a)(c)

United Parcel Service, Inc.       1,226,100                 72,340
Class B

                                                            411,709

TOTAL TRANSPORTATION                                        681,192

UTILITIES - 9.7%

CELLULAR - 4.8%

AT&T Corp. - Wireless Group       4,046,900                 112,807

China Telecom (Hong Kong)         162,700                   28,930
Ltd. sponsored ADR (a)

Crown Castle International        2,131,100                 77,785
Corp. (a)

Dobson Communications Corp.       315,700                   6,077
Class A

Nextel Communications, Inc.       8,289,200                 507,195
Class A (a)

NTT DoCoMo, Inc.                  5,005                     135,487

Sprint Corp. - PCS Group          9,223,120                 548,776
Series 1 (a)

Triton PCS Holdings, Inc.         1,910,800                 110,349
Class A

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Vodafone AirTouch PLC             13,958,150               $ 578,391
sponsored ADR

VoiceStream Wireless Corp. (a)    203,300                   23,643

                                                            2,129,440

ELECTRIC UTILITY - 0.7%

AES Corp. (a)                     4,388,200                 200,212

Calpine Corp. (a)                 575,300                   37,826

DPL, Inc.                         304,900                   6,689

Duke Energy Corp.                 573,700                   32,342

Northern States Power Co.         1,361,400                 27,483

NRG Energy, Inc.                  1,092,900                 19,945

                                                            324,497

GAS - 0.5%

Dynegy, Inc. Class A              3,136,339                 214,251

Enron Corp.                       266,100                   17,163

                                                            231,414

TELEPHONE SERVICES - 3.7%

Allegiance Telecom, Inc. (a)      1,019,500                 65,248

BellSouth Corp.                   6,839,900                 291,551

Cable & Wireless PLC              3,255,100                 162,958
sponsored ADR

DDI Corp.                         9,784                     94,130

Energis PLC (a)                   993,565                   37,349

McLeodUSA, Inc. Class A (a)       8,873,267                 183,566

Metromedia Fiber Network,         246,800                   9,795
Inc. Class A (a)

NEXTLINK Communications, Inc.     2,178,700                 82,654
Class A

Nippon Telegraph & Telephone      15,030                    199,890
Corp.

Qwest Communications              3,834,716                 190,537
International, Inc. (a)

SBC Communications, Inc.          326,659                   14,128

Time Warner Telecom, Inc.         357,565                   23,018
Class A

U.S. WEST, Inc.                   3,147,600                 269,907

                                                            1,624,731

TOTAL UTILITIES                                             4,310,082

TOTAL COMMON STOCKS                            40,172,020
(Cost $31,021,668)



U.S. TREASURY OBLIGATIONS -
2.5%

MOODY'S RATINGS (UNAUDITED)                PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

U.S. Treasury Bonds:

6.125% 11/15/27                   Aaa      $ 302,000                            $ 301,339

6.375% 8/15/27                    Aaa       344,000                              354,265

6.5% 11/15/26                     Aaa       96,000                               100,275

6.75% 8/15/26                     Aaa       56,600                               60,907

6.875% 8/15/25                    Aaa       239,500                              261,017

7.625% 2/15/25                    Aaa       19,610                               23,189

TOTAL U.S. TREASURY OBLIGATIONS                                                  1,100,992
(Cost $1,102,896)



CASH EQUIVALENTS - 7.6%

                               SHARES

Central Cash Collateral Fund,   824,205,600                           824,206
6.71% (b)

Taxable Central Cash Fund,      2,536,601,503                         2,536,602
6.59% (b)

                               MATURITY AMOUNT (000S)

Investments in repurchase      $ 2,884                                2,883
agreements (U.S. Treasury
Obligations), in a joint
trading account at 6%, dated
6/30/00 due 7/3/00

TOTAL CASH EQUIVALENTS                                                 3,363,691
(Cost $3,363,691)

TOTAL INVESTMENT PORTFOLIO -                                          44,636,703
100.6%
(Cost $35,488,255)

NET OTHER ASSETS - (0.6)%                                             (247,911)

NET ASSETS - 100%                                                   $ 44,388,792


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $46,391,000 or 0.1% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                     ACQUISITION DATE  ACQUISITION COST (000S)

Grand Palais   Management    7/24/96           $ 0
Co. LP

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America     84.2%

United Kingdom                4.6

Japan                         4.1

Canada                        2.9

Others (individually less     4.2
than 1%)

                            100.0%

INCOME TAX INFORMATION

At June 30, 2000, the aggregate cost of investment securities for income tax purposes was $35,854,253,000. Net unrealized appreciation aggregated $8,782,450,000 of which $10,378,246,000 related to appreciated investment securities and $1,595,796,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)
                            JUNE 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at             $ 44,636,703
value (including repurchase
agreements of $2,883) (cost
$35,488,255) -  See
accompanying schedule

Foreign currency held at                  13,031
value (cost $13,023)

Receivable for investments                1,010,910
sold

Receivable for fund shares                30,148
sold

Dividends receivable                      27,166

Interest receivable                       33,557

Other receivables                         2,644

 TOTAL ASSETS                             45,754,159

LIABILITIES

Payable to custodian bank      $ 415

Payable for investments         387,729
purchased

Payable for fund shares         121,893
redeemed

Accrued management fee          26,340

Other payables and accrued      4,784
expenses

Collateral on securities        824,206
loaned, at value

 TOTAL LIABILITIES                        1,365,367

NET ASSETS                               $ 44,388,792

Net Assets consist of:

Paid in capital                          $ 31,665,958

Undistributed net investment              74,978
income

Accumulated undistributed net             3,499,307
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               9,148,549
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 768,761                  $ 44,388,792
shares outstanding

NET ASSET VALUE and                       $57.74
redemption price per share
($44,388,792 (divided by)
768,761 shares)

Maximum offering price per                $59.53
share (100/97.00 of $57.74)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS          SIX
                              MONTHS ENDED JUNE 30, 2000
                                             (UNAUDITED)

INVESTMENT INCOME                              $ 125,290
Dividends (including $671
received from affiliated
issuers)

Interest                                        136,466

Security lending                                5,693

 TOTAL INCOME                                   267,449

EXPENSES

Management fee Basic fee         $ 130,567

 Performance adjustment           27,318

Transfer agent fees               40,152

Accounting and security           896
lending fees

Non-interested trustees'          177
compensation

Custodian fees and expenses       1,015

Registration fees                 844

Audit                             96

Legal                             89

Interest                          2

Miscellaneous                     19

 Total expenses before            201,175
reductions

 Expense reductions               (8,467)       192,708

NET INVESTMENT INCOME                           74,741

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            3,856,566
(including realized gain
(loss) of   $49,614 on sales
of investments in affiliated
issuers)

 Foreign currency transactions    1,322         3,857,888

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (4,560,294)

 Assets and liabilities in        66            (4,560,228)
foreign currencies

NET GAIN (LOSS)                                 (702,340)

NET INCREASE (DECREASE) IN                     $ (627,599)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 74,741                   $ 201,246
income

 Net realized gain (loss)         3,857,888                  8,518,694

 Change in net unrealized         (4,560,228)                832,762
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (627,599)                  9,552,702
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     -                          (187,492)
From net investment income

 From net realized gain           (1,142,315)                (6,849,357)

 TOTAL DISTRIBUTIONS              (1,142,315)                (7,036,849)

Share transactions Net            3,780,537                  6,947,473
proceeds from sales of shares

 Reinvestment of distributions    1,125,069                  6,910,736

 Cost of shares redeemed          (5,658,595)                (8,101,248)

 NET INCREASE (DECREASE) IN       (752,989)                  5,756,961
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (2,522,903)                8,272,814
IN NET ASSETS

NET ASSETS

 Beginning of period              46,911,695                 38,638,881

 End of period (including        $ 44,388,792               $ 46,911,695
undistributed net investment
income of $74,978 and
$11,274, respectively)

OTHER INFORMATION
Shares

 Sold                             64,571                     114,641

 Issued in reinvestment of        19,163                     119,715
distributions

 Redeemed                         (96,596)                   (132,909)

 Net increase (decrease)          (12,862)                   101,447


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED JUNE 30, 2000  YEARS ENDED DECEMBER 31,

                               (UNAUDITED)                     1999                 1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning     $ 60.02                         $ 56.81              $ 46.63   $ 42.15   $ 38.02   $ 30.28
of period

Income from Investment
Operations

Net investment  income          .10 D                           .29 D                .36 D     .42 D     .46       .03

Net realized  and unrealized    (.91)                           13.42                14.34     8.97      7.50      10.93
gain (loss)

Total from investment           (.81)                           13.71                14.70     9.39      7.96      10.96
operations

Less Distributions

 From net investment income     -                               (.28)                (.30)     (.35)     (.38)     (.09)

From net realized gain          (1.47)                          (10.22)              (4.22)    (4.56)    (3.45)    (3.13)

Total distributions             (1.47)                          (10.50)              (4.52)    (4.91)    (3.83)    (3.22)

Net asset value,  end of       $ 57.74                         $ 60.02              $ 56.81   $ 46.63   $ 42.15   $ 38.02
period

TOTAL RETURN B, C               (1.39)%                         25.03%               31.57%    23.00%    21.94%    36.28%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in  $ 44,389                        $ 46,912             $ 38,639  $ 30,739  $ 23,829  $ 14,858
millions)

Ratio of expenses to average    .89% A                          .65%                 .65%      .70%      .83%      .98%
net assets

Ratio of expenses to average    .85% A, E                       .62% E               .61% E    .67% E    .79% E    .96% E
net assets after expense
reductions

Ratio of net investment         .33% A                          .48%                 .70%      .91%      1.28%     .44%
income to average net assets

Portfolio turnover rate         165% A                          177%                 197%      144%      159%      223%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Contrafund (the fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. Effective the close of business on April 3, 1998, the fund was closed to new accounts. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

2. OPERATING POLICIES - CONTINUED

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $35,055,142,000 and $38,670,301,000, respectively, of which U.S. government and government agency obligations aggregated $0 and $80,390,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .70% of average net assets after the performance adjustment.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $1,568,000 on sales of shares of the fund all of which was retained.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,389,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $815,898,000. The fund received cash collateral of $824,206,000 which was invested in cash equivalents.

6. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $9,062,000. The weighted average interest rate was 6.54%.

7. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $7,200,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $11,000 and $1,256,000, respectively, under these arrangements.

8. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS                 PURCHASE COST      SALES COST      DIVIDEND INCOME      VALUE
AFFILIATE

Allen Telecom, Inc..                 $ -                $ 2,103         $ -                  $ 40,204

American Tower Corp. Class A          162,411            1,984           -                    458,750

The Bombay Company, Inc.              -                  6,710           -                    5,579

C.H. Robinson Worldwide, Inc.         -                  3,804           -                    -

Charming Shoppes, Inc.                -                  -               -                    54,098

Dover Downs Entertainment,            -                  738             -                    -
Inc.

Earthgrains Co.                       1,665              -               362                  70,327

Fleming Companies, Inc.               4,934              1,911           93                   31,565

Good Guys, Inc.                       -                  1,683           -                    -

Harman International                  31,302             3,149           159                  104,761
Industries, Inc.

Linens'n Things, Inc.                 6,570              44,654          -                    -

Midas, Inc.                           -                  4,263           57                   26,106

Mutual Risk Management Ltd.           -                  9,825           -                    -

Novoste Corp.                         6,897              -               -                    60,781

Patterson Dental Co.                  18,357             -               -                    104,315

Premier Parks, Inc.                   1,297              27,814          -                    -

Rayovac Corp.                         261                510             -                    57,126

SPX Corp.                             2,190              1,569           -                    377,101

SBS Broadcasting SA                   -                  20,184          -                    -

Sunglass Hut International,           -                  20,471          -                    -
Inc.

Swift Transportation Co., Inc.        -                  -               -                    73,262

Teligent, Inc. Class A                6,145              4,107           -                    -

Unisys Corp.                          2,398              28,861          -                    -

Varian Medical Systems, Inc.          11,506             -               -                    72,585

Waters Corp.                          16,974             80,043          -                    -

Zoran Corp.                           -                  -               -                    47,112

TOTALS                               $ 272,907          $ 264,383       $ 671                $ 1,583,672


MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST(registered trademark))
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

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Scottsdale, AZ

CALIFORNIA

815 East Birch Street
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851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
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4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
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8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
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8065 Beneva Road
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1502 N. Westshore Blvd.
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GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
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1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

Three Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
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44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72nd Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

RHODE ISLAND

47 Providence Place
Providence, RI

TENNESSEE

6150 Poplar Avenue
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

1861 International Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management &
 Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc.
Fidelity Management & Research
 (Far East) Inc.
Fidelity Investments Japan Limited

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Will Danoff, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach*
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Marie L. Knowles

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

CON-SANN-0800  108604
1.705711.102

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH FUNDS
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